Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2020
Shareholders' equity
Summary of share capital by class

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Share capital
Ordinary share capital, fully paid	40,509	37,508	40,509	37,508
Treasury shares held for RSP[1]	(618)	(572)	(618)	(572)
Other treasury shares held[2]	55	19	(3)	(3)
Total treasury shares held	(563)	(553)	(621)	(575)
Total share capital	39,946	36,955	39,888	36,933
NCI	51	53	—	—

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2020	2019
Opening balance	3,489,928,773	3,434,796,711
Share issuances[3]	110,919,861	—
Dividend reinvestment plan[4]	10,836,236	55,132,062
Closing balance	3,611,684,870	3,489,928,773

Ordinary shares purchased and sold on market

	2020
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	931,524	26.46
RSP[5]	1,931,521	24.06
Westpac Performance Plan (WPP) - share rights exercised	175,957	26.00
As treasury shares:
Treasury shares purchased	114,376	24.52
Treasury shares sold	(1,835,908)	20.23
Net number of ordinary shares purchased/(sold) on market	1,317,470

For details of the share-based payment arrangements refer to Note 33.

1.	2020: 4,588,277 unvested shares held (2019: 4,784,213).
2.	2020: Nil shares held (2019: 1,721,532).
3.	The average price per share for the share issuance was $24.81.
4.

The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2019 final dividend was $25.17 (2019: 2019 interim dividend was $27.36 and 2018 final dividend was $25.82).

5.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Schedule of reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Available-for-sale securities reserve
Balance as at beginning of year	—	37	—	24
Impact on adoption of AASB 9	—	(37)	—	(24)
Balance as at end of year	—	—	—	—
Debt securities at FVOCI reserve
Balance as at beginning of year	(22)	—	(25)	—
Impact on adoption of AASB 9	—	33	—	25
Net gains/(losses) from changes in fair value	360	(47)	292	(40)
Income tax effect	(96)	12	(77)	10
Transferred to income statements	(79)	(29)	(79)	(29)
Income tax effect	15	8	15	8
Loss allowance on debt securities measured at FVOCI	2	—	2	—
Exchange differences	(3)	1	(3)	1
Balance as at end of year	177	(22)	125	(25)
Equity securities at FVOCI reserve
Balance as at beginning of year	17	—	(1)	—
Impact on adoption of AASB 9	—	6	—	1
Net gains/(losses) from changes in fair value	(21)	11	1	(2)
Balance as at end of year	(4)	17	—	(1)
Share-based payment reserve
Balance as at beginning of year	1,642	1,534	1,533	1,425
Share-based payment expense	78	108	78	108
Balance as at end of year	1,720	1,642	1,611	1,533
Cash flow hedge reserve
Balance as at beginning of year	(129)	(125)	(65)	(69)
Net gains/(losses) from changes in fair value	(95)	(203)	(28)	(121)
Income tax effect	28	60	9	36
Transferred to income statements	218	197	150	128
Income tax effect	(64)	(58)	(46)	(39)
Balance as at end of year	(42)	(129)	20	(65)
Foreign currency translation reserve
Balance as at beginning of year	(179)	(351)	(145)	(307)
Exchange differences on translation of foreign operations	(177)	311	(148)	214
Gains/(losses) on net investment hedges	9	(129)	17	(52)
Transferred to income statements	55	(10)	55	—
Balance as at end of year	(292)	(179)	(221)	(145)
Other reserves
Balance as at beginning of year	(18)	(18)	41	41
Transactions with owners	3	—	—	—
Balance as at end of year	(15)	(18)	41	41
Total reserves	1,544	1,311	1,576	1,338